Lease liabilities - Continuity (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities
Lease liabilities of beginning of year	$ 2,321	$ 252
Additions	1,415	2,252
Interest expense	329	182
Lease payments	(688)	(319)
Cumulative translation adjustment	292	(46)
Lease liabilities of ending of year	(3,669)	(2,321)
Less current portion	680	376
Non-current portion	$ 2,989	$ 1,945
Maximum
Lease liabilities
Weighted average interest rate (in percent)	8.37%	7.73%